Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

3. Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price of all acquisitions over the estimated fair value of the net assets acquired. The Company evaluates goodwill and intangible assets for impairment at least annually or more frequently whenever events or changes in circumstances indicate that the asset may be impaired, or in the case of goodwill, the fair value of the reporting unit is below its carrying amount. The analysis of potential impairment of goodwill requires the Company to compare the estimated fair value at each of its reporting units to its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds the estimated fair value of the reporting unit, a non-cash goodwill impairment loss is recognized as an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

For purposes of the impairment analysis, the fair value of the Company’s reporting units is estimated based upon an average of the market approach and the income approach, both of which incorporate numerous assumptions and estimates such as company forecasts, discount rates, and growth rates, among others. The determination of the fair value of the reporting units and the allocation of that value to individual assets and liabilities within those reporting units requires the Company to make significant estimates and assumptions. These estimates and assumptions primarily include, but are not limited to, the selection of appropriate peer group companies, control premiums appropriate for acquisitions in the industries in which the Company competes, the discount rate, terminal growth rates, and forecasts of revenue, operating income, and capital expenditures. The allocation requires several analyses to determine fair value of assets and liabilities including, among others, customer relationships and property and equipment. Although the Company believes its estimates of fair value are reasonable, actual financial results could differ from those estimates due to the inherent uncertainty involved in making such estimates. Changes in assumptions concerning future financial results or other underlying assumptions could have a significant impact on the fair value of the reporting units. Future declines in the overall market value of the Company’s stock may also result in a conclusion that the fair value of one or more reporting units has declined below its carrying value.

The Company has four reporting units for its three segments: one reporting unit for its TES segment; one reporting unit for its LTL segment; and two reporting units for its Ascent segment, which are the Domestic and International Logistics reporting unit and the Warehousing & Consolidation reporting unit. In connection with the change in segments as indicated in Note 1, the Company reallocated $5.8 million of goodwill between the TES and Ascent segments.

In connection with the change in segments, the Company conducted an impairment analysis as of January 1, 2018 and determined there was no impairment. The Company conducted its annual goodwill impairment analysis for each of its four reporting units as of July 1, 2018 and determined that the fair values of the TES, Domestic and International Logistics, and Warehousing & Consolidation reporting units exceeded their respective carrying values by 5.1%, 12.8%, and 112.2%, respectively; thus no impairment was indicated for these reporting units.

The following is a breakdown of the Company’s goodwill as of September 30, 2018 by segment (in thousands):

	TES	LTL	Ascent	Total
Goodwill	$92,926	$—	$171,900	$264,826

In connection with the change in segments as indicated in Note 1, the Company reallocated $25.1 million of accumulated goodwill impairment between the TES and Ascent segments. The following is a breakdown of the Company’s accumulated goodwill impairment losses as of September 30, 2018 by segment (in thousands):

	TES	LTL	Ascent	Total
Accumulated goodwill impairment charges	$132,408	$197,312	$46,763	$376,483

Intangible assets consist primarily of customer relationships acquired from business acquisitions. In connection with the change in segments as indicated in Note 1, the Company reallocated net intangible assets of $0.3 million between the TES and

Ascent segments.

Intangible assets as of September 30, 2018 and December 31, 2017 were as follows (in thousands):

	September 30, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
TES	$55,008	$(21,863)	$33,145	$55,008	$(18,470)	$36,538
LTL	2,498	(1,884)	614	2,498	(1,748)	750
Ascent	27,152	(16,635)	10,517	27,152	(14,792)	12,360

Total	$84,658	$(40,382)	$44,276	$84,658	$(35,010)	$49,648

The customer relationships intangible assets are amortized over their estimated useful lives, ranging from five to 12 years. Amortization expense was $1.8 million and $2.0 million for the three months ended September 30, 2018 and 2017, respectively. Amortization expense was $5.4 million and $6.1 million for the nine months ended September 30, 2018 and 2017, respectively. Estimated amortization expense for each of the next five years based on intangible assets as of September 30, 2018 is as follows (in thousands):

Remainder 2018	$1,751
2019	6,819
2020	6,447
2021	6,265
2022	5,826
Thereafter	17,168

Total	$44,276

4.	Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price of all acquisitions over the estimated fair value of the net assets acquired. The Company evaluates goodwill and intangible assets for impairment at least annually on July 1st or more frequently whenever events or changes in circumstances indicate that the asset may be impaired, or in the case of goodwill, the fair value of the reporting unit is below its carrying amount. The analysis of potential impairment of goodwill requires the Company to compare the estimated fair value at each of its reporting units to its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds the estimated fair value of the reporting unit, a non-cash goodwill impairment loss is recognized as an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

For purposes of the impairment analysis, the fair value of the Company’s reporting units is estimated based upon an average of the market approach and the income approach, both of which incorporate numerous assumptions and estimates such as company forecasts, discount rates and growth rates, among others. The determination of the fair value of the reporting units and the allocation of that value to individual assets and liabilities within those reporting units requires the Company to make significant estimates and assumptions. These estimates and assumptions primarily include, but are not limited to, the selection of appropriate peer group companies, control premiums appropriate for acquisitions in the industries in which the Company competes, the discount rate, terminal growth rates, and forecasts of revenue, operating income, and capital expenditures. Although the Company believes its estimates of fair value are reasonable, actual financial results could differ from those estimates due to the inherent uncertainty involved in making such estimates. Changes in assumptions concerning future financial results or other underlying assumptions could have a significant impact on either the fair value of the reporting units, the amount of the goodwill impairment charge, or both. Future declines in the overall market value of the Company’s stock may also result in a conclusion that the fair value of one or more reporting units has declined below its carrying value.

The Company has four reporting units for its three segments: one reporting unit for its TES segment; one reporting unit for its LTL segment; and two reporting units for its Ascent segment, which are the Ascent reporting unit and the Warehousing & Consolidation reporting unit. The Company conducted its goodwill impairment analysis for each of its four reporting units at July 1, 2017 and determined that no impairment had occurred, as each reporting unit’s fair value exceeded the carrying value.

The sale of Unitrans, which was included in the Ascent reporting unit, reduced the Ascent reporting unit’s goodwill and gross carrying amount of intangible asset balances by $42.8 million and $12.0 million, respectively, resulting in an incremental impairment analysis on the remaining net assets of the Ascent reporting unit. The Company evaluated the remaining carrying value of the Ascent reporting unit and compared it to the fair value of the remaining businesses in the Ascent reporting unit. As a result of this evaluation, the Company determined the carrying value exceeded the fair value and recorded a $4.4 million impairment charge in the third quarter of 2017.

As a result of the first step of the Company’s goodwill impairment analysis as of July 1, 2016, the Company determined that the fair value of the Ascent reporting unit exceeded its carrying value by 8.4%; thus, no impairment was indicated for this reporting unit. However, resulting from a combination of the weakened environment, the inability to meet forecast results, and the lower share price, the Company determined that the fair value of the TES, LTL, and Warehousing & Consolidation reporting units were less than their respective carrying values, requiring the Company to perform the second step of the goodwill impairment analysis for its TES, LTL, and Warehousing & Consolidation reporting units. The Company completed the second step of the goodwill impairment analysis for its TES, LTL, and Warehousing & Consolidation reporting units and recorded in the third quarter of 2016 non-cash goodwill impairment charges of $132.4 million, $197.3 million, and $42.4 million for its TES, LTL, and Warehousing & Consolidation reporting units, respectively. No goodwill impairment charges were recorded in 2015.

In connection with the change in segments as indicated in Note 1, the Company reallocated goodwill between the TES and Ascent segments of $30.9 million as of December 31, 2015 and $5.8 million as of December 31, 2016 and 2017. The following is a rollforward of goodwill from December 31, 2015 to December 31, 2017 by segment (in thousands):

	TES	LTL	Ascent	Total
Goodwill balance as of December 31, 2015	$223,992	$197,312	$261,506	$682,810
Adjustments to goodwill for purchase accounting	1,812	—	—	1,812
Goodwill impairment charges	(132,408)	(197,312)	(42,361)	(372,081)

Goodwill balance as of December 31, 2016	$93,396	$—	$219,145	$312,541
Adjustments to goodwill for purchase accounting	(470)	—	—	(470)
Adjustments to goodwill for sale of Unitrans	—	—	(42,843)	(42,843)
Goodwill impairment charges	—	—	(4,402)	(4,402)

Goodwill balance as of December 31, 2017	$92,926	$—	$171,900	$264,826

In connection with the change in segments as indicated in Note 1, the Company reallocated $25.1 million of impairment charges between the TES and Ascent segments in 2016. The following is a breakdown of the Company’s accumulated goodwill impairment losses from January 1, 2016 to December 31, 2017 by segment (in thousands):

	TES	LTL	Ascent	Total
Balance as of January 1, 2016	$—	$—	$—	$—
Impairment charges in 2016	132,408	197,312	42,361	372,081
Impairment charges in 2017	—	—	4,402	4,402

Balance as of December 31, 2017	$132,408	$197,312	$46,763	$376,483

Intangible assets consist primarily of customer relationships acquired from business acquisitions. In connection with the change in segments as indicated in Note 1, Company reallocated net intangible assets between the TES and Ascent segments of $0.4 million and $0.3 million as of December 31, 2016 and 2017, respectively. Intangible assets were as follows as of December 31 (in thousands):

	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
TES	$55,008	$(18,470)	$36,538	$54,248	$(13,250)	$40,998
LTL	2,498	(1,748)	750	1,358	(1,083)	275
Ascent	27,152	(14,792)	12,360	39,152	(14,876)	24,276

Total intangible assets	$84,658	$(35,010)	$49,648	$94,758	$(29,209)	$65,549

Amortization expense was $9.2 million, $8.6 million, and $8.4 million for the years ended December 31, 2017, 2016, and 2015, respectively. In the fourth quarter of 2016, the Company decided to shut down one of its TES business operations due to the significant decline in volume resulting from the loss of a significant customer. The Company reviewed the customer relationship intangible associated with the business operation, considered the decline in volumes, determined the customer relationship intangible was impaired, and recorded an impairment charge of $1.6 million in 2016. The Company identified indicators of impairment with certain other business operations and performed the required impairment analysis, but no impairment was identified.

Estimated amortization expense for each of the next five years based on intangible assets as of December 31, 2017 is as follows (in thousands):

Amount
Year Ending:
2018	$7,123
2019	6,819
2020	6,447
2021	6,265
2022	5,525
Thereafter	17,469

Total	$49,648